COUNTERPOINT TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 10.2%
	FIXED INCOME - 10.2%
1,911,578	iShares Broad USD High Yield Corporate Bond ETF			$ 78,737,898
85,122	iShares iBoxx $ High Yield Corporate Bond ETF			7,406,465
				86,144,363

	TOTAL EXCHANGE-TRADED FUNDS (Cost $85,980,840)			86,144,363

	OPEN END FUNDS — 84.6%
	FIXED INCOME - 84.6%
1,000	BlackRock High Yield Bond Portfolio, Institutional Class			7,840
21,379,310	JPMorgan High Yield Fund, Class I			155,000,000
23,187,560	Lord Abbett High Yield Fund, Class I			174,602,328
24,955,437	MainStay MacKay High Yield Corporate Bond Fund, Class I			140,249,554
20,268,324	PGIM High Yield Fund, Class Z			111,475,783
14,460,512	PIMCO High Yield Fund, Institutional Class			130,578,420
1,000	TIAA-CREF High Yield Fund, Institutional Class			9,590
1,000	Transamerica High Yield Bond, Class I			9,230
				711,932,745

	TOTAL OPEN END FUNDS (Cost $712,220,039)			711,932,745

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 1.3%
	U.S. TREASURY BILLS — 1.3%
5,000,000	United States Treasury Bill(a)	0.0400(c)	01/06/22	5,000,000
3,900,000	United States Treasury Bill(a)	0.0550(c)	01/20/22	3,899,986
2,000,000	United States Treasury Bill(a)	0.0750(c)	09/08/22	1,997,036
				10,897,022
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $10,898,817)			10,897,022

COUNTERPOINT TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Contracts(c)
	FUTURE OPTIONS PURCHASED - 0.0% (d)	Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	PUT OPTIONS PURCHASED - 0.0%(d)
50	U.S. Long Bond Future	WF	01/21/2022	$ 160	$ 8,021,900	$ 59,375
	TOTAL PUT OPTIONS PURCHASED (Cost - $49,360)

	TOTAL FUTURE OPTIONS PURCHASED (Cost - $49,360)					59,375

	TOTAL INVESTMENTS - 96.1% (Cost $809,149,056)					$ 809,033,505
	OTHER ASSETS IN EXCESS OF LIABILITIES- 3.9%					33,078,784
	NET ASSETS - 100.0%					$ 842,112,289

ETF	- Exchange-Traded Fund
WF	- Wells Fargo

(a)	All or a portion of this security is pledged as collateral for total return swaps. As of December 31, 2021, the value of the pledged portion is $10,897,022.
(b)	Discount rate at time of purchase.
(c)	Each contract is equivalent to one futures contract.
(d)	Percentage rounds to less than 0.1%.

COUNTERPOINT TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

SWAPTIONS PURCHASED
				Exercise	Number Of	Expiration	Notional	Fair	Premiums	Unrealized
Description		Put/Call	Counterparty	Rate	Contracts	Date	Amount	Value	Paid	Appreciation/(Depreciation)
CDX North Amergican High Yield Index Version 1 Series 37 Strike Payer Index Option		Put	JP Morgan	108	175	1/19/2022	$ 175,000,000	$ 494,368	$ 1,785,000	$ (1,290,632)
								$ 494,368	$ 1,785,000	$ (1,290,632)

TOTAL RETURN SWAPS
						Number Of	Maturity	Notional	Upfront	Unrealized
Description	Long/Short	Currency	Index	Spread	Counterparty	Contracts	Date	Amount	Payments/Receipts	Appreciation/(Depreciation)
iShares iBoxx High Yield Corporate Bond ETF	Long	USD	1 Month USD Libor	(1.30)%	Goldman Sachs	287,930	1/11/2023	$ 24,943,376	$ -	$ 109,413
iShares iBoxx High Yield Corporate Bond ETF	Long	USD	Overnight Bank Funding Rate	(1.25)%	JP Morgan	287,952	1/11/2023	24,827,221	-	227,482
										$ 336,895

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 24.1%
	AEROSPACE & DEFENSE - 0.4%
1,907	Embraer S.A. - ADR(a)	$ 33,849
77	Lockheed Martin Corporation	27,367
		61,216
	APPAREL & TEXTILE PRODUCTS - 0.5%
417	Capri Holdings Ltd.(a)	27,068
1,021	Levi Strauss & Company	25,556
629	Tapestry, Inc.	25,537
		78,161
	ASSET MANAGEMENT - 0.3%
1,585	Blucora, Inc.(a)	27,452
693	ODP Corporation(a)	27,221
		54,673
	AUTOMOTIVE - 0.2%
821	Tata Motors Ltd. - ADR(a)	26,346

	CABLE & SATELLITE - 0.1%
1,522	Altice USA, Inc.(a)	24,626

	CHEMICALS - 0.7%
1,204	Braskem S.A. - ADR	25,392
2,665	Ecovyst, Inc.	27,289
4,667	Rayonier Advanced Materials, Inc.(a)	26,649
10,309	Venator Materials PLC(a)	26,185
		105,515
	COMMERCIAL SUPPORT SERVICES - 0.3%
3,270	Information Services Group, Inc.	24,917
7,111	Quad/Graphics, Inc.(a)	28,444
		53,361
	CONSUMER SERVICES - 0.4%
2,539	Laureate Education, Inc.	31,077
10,027	Regis Corporation(a)	17,447
781	Stride, Inc.(a)	26,031
		74,555

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 24.1% (Continued)
	CONTAINERS & PACKAGING - 0.2%
369	Berry Global Group, Inc.(a)	$ 27,225

	E-COMMERCE DISCRETIONARY - 0.1%
961	1-800-Flowers.com, Inc.(a)	22,459

	ELECTRIC UTILITIES - 0.5%
4,848	Cia Paranaense de Energia - ADR	27,294
704	NRG Energy, Inc.	30,328
1,241	Vistra Corporation	28,258
		85,880
	ELECTRICAL EQUIPMENT - 0.2%
1,257	Kimball Electronics, Inc.(a)	27,352

	ENGINEERING & CONSTRUCTION - 0.5%
371	AECOM	28,696
276	Dycom Industries, Inc.(a)	25,878
2,593	Star Group, L.P.	27,927
		82,501
	ENTERTAINMENT CONTENT - 0.6%
666	AMC Networks, Inc., Class A(a)	22,937
11,460	DouYu International Holdings Ltd. - ADR(a)	30,255
206	Electronic Arts, Inc.	27,171
3,998	HUYA, Inc. - ADR(a)	27,746
		108,109
	FOOD - 0.2%
3,274	Adecoagro S.A.(a)	25,144

	FORESTRY, PAPER & WOOD PRODUCTS - 0.1%
831	Sylvamo Corporation(a)	23,177

	HOME & OFFICE PRODUCTS - 0.3%
3,081	ACCO Brands Corporation	25,449
1,700	Tupperware Brands Corporation(a)	25,993
		51,442

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 24.1% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 0.6%
243	Houlihan Lokey, Inc.	$ 25,155
418	Moelis & Company	26,129
342	PJT Partners, Inc.	25,339
923	Virtu Financial, Inc.	26,610
		103,233
	INSURANCE - 0.3%
6,616	Genworth Financial, Inc.(a)	26,795
256	Reinsurance Group of America, Inc.	28,029
		54,824
	INTERNET MEDIA & SERVICES - 0.2%
2,830	Hello Group, Inc. - ADR	25,413

	LEISURE FACILITIES & SERVICES - 1.0%
1,988	Accel Entertainment, Inc.(a)	25,884
9,103	Carrols Restaurant Group, Inc.	26,945
3,436	Del Taco Restaurants, Inc.	42,777
1,321	Everi Holdings, Inc.(a)	28,203
2,529	Noodles & Company(a)	22,938
1,581	Red Robin Gourmet Burgers, Inc.(a)	26,134
		172,881
	LEISURE PRODUCTS - 0.5%
3,651	Nautilus, Inc.(a)	22,381
1,575	Smith & Wesson Brands, Inc.	28,035
666	Vista Outdoor, Inc.(a)	30,682
		81,098
	MACHINERY - 0.2%
2,196	GrafTech International Ltd.	25,979

	METALS & MINING - 0.8%
4,004	Advanced Emissions Solutions, Inc.(a)	26,506
1,171	Cameco Corporation	25,540
2,874	Eldorado Gold Corporation(a)	26,872
3,625	Nexa Resources S.A.	28,492

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 24.1% (Continued)
	METALS & MINING - 0.8% (Continued)
1,373	Vedanta Ltd. - ADR	$ 25,154
		132,564
	OIL & GAS PRODUCERS - 0.5%
8,111	Amplify Energy Corporation(a)	25,225
3,377	Comstock Resources, Inc.(a)	27,320
9,911	Ultrapar Participacoes S.A. - ADR	26,165
		78,710
	OIL & GAS SERVICES & EQUIPMENT - 0.2%
944	Weatherford International PLC(a)	26,168

	PUBLISHING & BROADCASTING - 0.8%
3,590	Entravision Communications Corporation	24,340
5,201	Gannett Company, Inc.(a)	27,721
1,341	iHeartMedia, Inc.(a)	28,216
532	Liberty Media Corp-Liberty SiriusXM(a)	27,052
521	World Wrestling Entertainment, Inc.	25,706
		133,035
	REAL ESTATE SERVICES - 0.2%
1,653	Realogy Holdings Corporation(a)	27,787

	RENEWABLE ENERGY - 0.1%
588	JinkoSolar Holding Company Ltd. - ADR(a)	27,025

	RETAIL - CONSUMER STAPLES - 0.7%
722	Albertsons Companies, Inc.	21,797
393	BJ's Wholesale Club Holdings, Inc.(a)	26,319
6,458	Cia Brasileira de Distribuicao - ADR	25,767
589	Kroger Company	26,659
2,157	Rite Aid Corporation(a)	31,687
		132,229
	RETAIL - DISCRETIONARY - 2.4%
732	Abercrombie & Fitch Company(a)	25,496
1,437	Bed Bath & Beyond, Inc.(a)	20,951
243	Best Buy Company, Inc.	24,689

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 24.1% (Continued)
	RETAIL - DISCRETIONARY - 2.4% (Continued)
1,230	Big 5 Sporting Goods Corporation	$ 23,382
1,180	Conn's, Inc.(a)	27,754
1,701	Duluth Holdings, Inc.(a)	25,821
1,548	Gap, Inc.	27,322
374	Hibbett, Inc.	26,902
1,854	Kirkland's, Inc.(a)	27,680
532	Kohl's Corporation	26,275
972	Macy's, Inc.	25,447
1,278	Nordstrom, Inc.(a)	28,907
4,908	Party City Holdco, Inc.(a)	27,338
3,223	Qurate Retail, Inc.	24,495
544	Sonic Automotive, Inc.	26,901
1	Victoria's Secret & Company(a)	56
		389,416
	SEMICONDUCTORS - 0.3%
327	Cirrus Logic, Inc.(a)	30,090
482	Ultra Clean Holdings, Inc.(a)	27,648
		57,738
	SOFTWARE - 2.0%
74	Atlassian Corp PLC(a)	28,215
1,381	Avaya Holdings Corporation(a)	27,344
2,526	Benefitfocus, Inc.(a)	26,927
346	Black Knight, Inc.(a)	28,680
575	Donnelley Financial Solutions, Inc.(a)	27,106
1,078	Dropbox, Inc.(a)	26,454
848	Ebix, Inc.	25,779
344	SS&C Technologies Holdings, Inc.	28,201
563	Tenable Holdings, Inc.(a)	31,004
622	Teradata Corporation(a)	26,416
1,303	Upland Software, Inc.(a)	23,376
216	VMware, Inc.	25,030
		324,532
	SPECIALTY FINANCE - 1.0%
1,608	Curo Group Holdings Corporation	25,744

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 24.1% (Continued)
	SPECIALTY FINANCE - 1.0% (Continued)
3,623	EZCORP, Inc.(a)	$ 26,702
407	FirstCash Holdings, Inc.	30,449
1,676	International Money Express, Inc.(a)	26,749
377	PennyMac Financial Services, Inc.	26,307
1,426	SLM Corporation	28,049
		164,000
	SPECIALTY REITS - 0.1%
2,504	CoreCivic, Inc.(a)	24,965

	STEEL - 0.2%
8,761	Mechel PJSC - ADR(a)	27,861
635	Ternium S.A. - ADR	27,635
		55,496
	TECHNOLOGY HARDWARE - 2.5%
4,771	Applied Optoelectronics, Inc.(a)	24,523
5,053	Casa Systems, Inc.(a)	28,651
2,554	CommScope Holding Company, Inc.(a)	28,196
3,181	Diebold Nixdorf, Inc.(a)	28,788
1,944	Extreme Networks, Inc.(a)	30,521
1,538	Flex Ltd.(a)	28,192
686	HP, Inc.	25,842
435	Jabil, Inc.	30,601
297	Lumentum Holdings, Inc.(a)	31,413
3,883	Pitney Bowes, Inc.	25,744
3,886	PlayAGS, Inc.(a)	26,386
681	Sanmina Corporation(a)	28,234
1,832	TTM Technologies, Inc.(a)	27,297
1,669	Viavi Solutions, Inc.(a)	29,408
		393,796
	TECHNOLOGY SERVICES - 1.1%
365	Amdocs Ltd.	27,317
298	Booz Allen Hamilton Holding Corporation	25,267
97	CACI International, Inc.(a)	26,113
4,936	Conduent, Inc.(a)	26,358

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 24.1% (Continued)
	TECHNOLOGY SERVICES - 1.1% (Continued)
290	Leidos Holdings, Inc.	$ 25,781
3,949	MoneyGram International, Inc.(a)	31,158
301	Science Applications International Corporation	25,161
		187,155
	TELECOMMUNICATIONS - 0.2%
3,149	Mobile TeleSystems Public Joint Stock Company - ADR	25,035
569	SK Telecom Company Ltd. - ADR	15,175
		40,210
	TRANSPORTATION & LOGISTICS - 2.3%
364	Copa Holdings S.A.(a)	30,088
2,170	Costamare, Inc.	27,451
4,917	DHT Holdings, Inc.	25,519
6,764	Diana Shipping, Inc.	26,312
3,877	Frontline Ltd.(a)	27,410
5,415	GasLog Partners, L.P.	23,068
1,938	KNOT Offshore Partners, L.P.	25,892
6,863	Pangaea Logistics Solutions Ltd.	25,942
2,190	Scorpio Tankers, Inc.	28,054
3,038	SFL Corp Ltd.	24,760
658	SkyWest, Inc.(a)	25,859
1,195	Spirit Airlines, Inc.(a)	26,111
3,595	Tsakos Energy Navigation Ltd.	26,028
3,848	US Xpress Enterprises, Inc.(a)	22,588
1,949	Yellow Corporation(a)	24,538
		389,620
	TRANSPORTATION EQUIPMENT - 0.1%
981	Meritor, Inc.(a)	24,309

	WHOLESALE - CONSUMER STAPLES - 0.2%
531	United Natural Foods, Inc.(a)	26,061

	TOTAL COMMON STOCKS (Cost $3,924,759)	4,029,986

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 6.4%
	EQUITY - 6.4%
2,270	SPDR S&P 500 ETF Trust			$ 1,078,159

	TOTAL EXCHANGE-TRADED FUNDS (Cost $921,897)			1,078,159

Principal Amount ($)		Coupon Rate (%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 21.2%
	U.S. TREASURY BILLS — 19.1%
1,000,000	United States Treasury Bill(b)	0.0500(c)	02/03/22	999,978
1,200,000	United States Treasury Bill(b)	0.0450(c)	02/10/22	1,199,966
1,000,000	United States Treasury Bill(b)	0.0500(c)	03/03/22	999,930
				3,199,874
	U.S. TREASURY INFLATION PROTECTED — 2.1%
300,000	United States Treasury Inflation Indexed Bonds(b)	0.1250	10/15/24	345,564

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $3,528,105)			3,545,438

	TOTAL INVESTMENTS - 51.7% (Cost $8,374,761)			$ 8,653,583
	OTHER ASSETS IN EXCESS OF LIABILITIES- 48.3%			8,093,590
	NET ASSETS - 100.0%			$ 16,747,173

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(c)	Unrealized Appreciation
12	CME E-Mini Standard & Poor's 500 Index Future	03/18/2022	$ 2,855,100	$ 86,735
	TOTAL FUTURES CONTRACTS

ADR	- American Depositary Receipt
ETF	- Exchange-Traded Fund
L.P.	- Limited Partnership
Ltd.	- Limited Company
PJSC	- Public Joint-Stock Company
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
S.A.	- Société Anonyme
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.

(b)	All or a portion of this security is pledged as collateral for total return swaps. As of December 31, 2021, the value of the pledged portion is $3,545,438.
(c)	Discount rate at time of purchase.

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

OUTPERFORMANCE OPTION

					Strike	Expiration	Notional	Fair	Premiums	Unrealized
Description		Call/Put	Currency	Counterparty	Rate	Date	Amount	Value	Paid	Appreciation/(Depreciation)
Call
JPCPOPL2/JPCPOPS2 Index Outperformance Option ***		Call	USD	JP Morgan	2.00%	3/31/2022	$ 8,000,000	$ 1,067,920	$ 768,000	$ 299,920

TOTAL RETURN SWAPS
						Number Of	Maturity	Notional	Upfront	Unrealized
Description	Long/Short	Currency	Index	Spread	Counterparty	Contracts	Date	Amount	Payments/Receipts	Appreciation/(Depreciation)
JP Morgan International Long Index Basket 1 ***	Long	USD	Overnight Bank Funding Rate	0.35%	JP Morgan	50,187	11/2/2022	$ 5,004,768	$ -	$ 175,534
JP Morgan International Long Index Basket 2 ***	Long	USD	Overnight Bank Funding Rate	0.45%	JP Morgan	63,794	12/28/2022	6,233,211	-	113,016
Strategy Shares Newfound/ReSolve Robust Momentum ETF	Long	USD	Overnight Bank Funding Rate	0.45%	JP Morgan	50,000	1/30/2023	1,319,000	-	193,000
SPDR S&P 500 ETF TRUST	Long	USD	Overnight Bank Funding Rate	0.35%	JP Morgan	3,550	6/2/2022	1,615,179	-	70,929
SPDR S&P 500 ETF TRUST	Long	USD	Overnight Bank Funding Rate	0.35%	JP Morgan	12,366	6/10/2024	5,450,257	-	423,098
										$ 975,577

JP Morgan International Short Index Basket 1 ***	Short	USD	Overnight Bank Funding Rate	(0.75)%	JP Morgan	55,351	11/2/2022	5,230,919	-	379,957
JP Morgan International Short Index Basket 2 ***	Short	USD	Overnight Bank Funding Rate	(1.25)%	JP Morgan	64,425	12/28/2022	6,254,896	-	133,877
JP Morgan U.S. Short Index Basket 2 ***	Short	USD	Overnight Bank Funding Rate	(1.15)%	JP Morgan	53,179	4/26/2024	3,820,050	-	42,213
										$ 556,047

										$ 1,531,624
*** The underlying holdings of this security can be found at https://www.counterpointmutualfunds.com/tactical-equity-fund/

COUNTERPOINT TACTICAL MUNICIPAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 5.9%
	FIXED INCOME - 5.9%
96,161	VanEck High Yield Muni ETF	$ 6,003,331

	TOTAL EXCHANGE-TRADED FUNDS (Cost $6,001,605)	6,003,331

	OPEN END FUNDS — 90.8%
	FIXED INCOME - 90.8%
1,000	American Century High-Yield Municipal Fund, Class I	10,290
3,101,723	BlackRock High Yield Municipal Fund, Institutional Class	33,095,382
1,000	Invesco AMT-Free Municipal Fund, Class Y	7,890
2,003,859	MainStay MacKay High Yield Municipal Bond Fund, Class I	27,332,640
1,725,092	Nuveen High Yield Municipal Bond Fund, Class I	31,879,700
1,000	PGIM Muni High Income Fund, Class Z	10,740
		92,336,642

	TOTAL OPEN END FUNDS (Cost $92,420,562)	92,336,642

	TOTAL INVESTMENTS - 96.7% (Cost $98,422,167)	$ 98,339,973
	OTHER ASSETS IN EXCESS OF LIABILITIES- 3.3%	3,327,603
	NET ASSETS - 100.0%	$ 101,667,576

ETF	- Exchange-Traded Fund